Jun-17-03 04:10pm From- T-135 P.002/002 F-341

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03019128

NYSE

Cert NYS

1-12386

June 17, 2003

RECD S.E.C.
JUN 17 2003
071

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 30 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEXINGTON CORPORATE PROPERTIES TRUST, 8.05% Series B Cumulative Redeemable Preferred Stock, par value $.0001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 17, 2003. Tentative listing date – June 19, 2003.

Sincerely,

Paras Madho